Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions

4. Acquisitions

On April 1, 2011, the Company acquired all of the equity interests of Youth and Family Centered Services, Inc. ("YFCS"). YFCS operates 13 behavioral health facilities across the United States. The preliminary value of the total consideration is approximately $178 million. The qualitative factors comprising goodwill include efficiencies derived through synergies expected by the elimination of certain redundant corporate functions and expenses, the ability to leverage call center referrals to a broader provider base, coordination of services provided across the combined network of facilities, achievement of operating efficiencies by benchmarking performance and applying best practices throughout the combined company. Approximately $26.5 million of the goodwill associated with the YFCS acquisition is deductible for federal income tax purposes.

The preliminary fair values of assets acquired and liabilities assumed at the acquisition date, which are subject to revision as more detailed analysis is completed and additional information related to the fair value of intangible assets and other assets acquired and liabilities assumed becomes available, are as follows (in thousands):

Cash	$33
Accounts receivable	17,606
Prepaid expenses and other current assets	2,327
Deferred tax asset—current	1,935
Property and equipment	31,641
Goodwill	137,924
Intangible assets	19,421
Other long-term assets	2,219

Total assets acquired	213,106
Accounts payable	3,028
Accrued salaries and benefits	8,878
Other accrued expenses	2,952
Deferred tax liability – long-term	18,691
Other long-term liabilities	1,510

Total liabilities assumed	35,059

Net assets acquired	$178,047

Transaction-related expenses of $2.2 million and $10.6 million for the three and nine months ended September 30, 2011, respectively, relate to the acquisition of YFCS and the merger with PHC. Transaction-related expenses include $1.4 million related to severance costs for YFCS employees not retained by the Company. Additionally, the Company assumed an obligation of YFCS to make certain change-of-control payments of $2.2 million to certain executives of YFCS pursuant to pre-existing employment agreements. The total severance liability decreased to $2.1 million as of September 30, 2011 as a result of $1.5 million of payments made during the period from the acquisition date to September 30, 2011.

Pro Forma Information

The consolidated statement of operations for the nine months ended September 30, 2011 includes revenue of $92.4 million and income from continuing operations before income taxes of $7.8 million for YFCS relating to the period from April 1, 2011 to September 30, 2011. The following table provides certain pro forma financial information for the Company as if the YFCS acquisition occurred as of January 1, 2010 (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2011	2010
Revenue	$191,705	$186,125
Income (loss) from continuing operations, before income taxes	$(11,312)	$22,381

3. Acquisitions

2008 Acquisition

On September 15, 2008, the Company acquired certain assets of RiverWoods Psychiatric Center, a psychiatric hospital in Atlanta, Georgia (Atlanta). The gross purchase price was approximately $8,700,000 plus transaction costs of approximately $419,000. Assets acquired included real property, personal property and intangible assets such as noncompete agreements, Medicare licenses and a certificate of need.

The total purchase price of the 2008 acquisition has been allocated to the assets acquired with the advice of an independent valuation firm. The purchase price allocation was as follows:

2008
ATLANTA
Fair value of assets acquired, excluding cash:
Land	$820,000
Land improvements	110,000
Property, plant, and equipment	7,211,000
Furniture	111,700
Identifiable intangible assets	200,000
Goodwill	666,745

Total assets acquired	$9,119,445

2009 Acquisitions

On March 5, 2009, the Company acquired certain assets of Acadiana Addiction Center, LLC, a substance abuse treatment center in Lafayette, Louisiana (Acadiana). The gross purchase price was approximately $2,600,000 and cash received was approximately $400,000 for a net purchase price of approximately $2,200,000. In addition the Company may have to pay an additional $949,000 (earn-out payments) if certain earnings levels are achieved during the first three years. The estimated the fair value of earn-out payments at the date of the acquisition was approximately $713,000 based upon expected earnings of Acadiana. The Company incurred transaction costs of approximately $63,000, which were expensed as incurred. Assets acquired included personal property and intangible assets such as noncompete agreements and a trade name.

The estimated fair value of the earn-out payments and intangible assets acquired were determined by management with the advice of an independent valuation firm. The fair values of assets acquired at the acquisition date were as follows:

2009
ACADIANA
Fair value of assets acquired, excluding cash:
Vehicles	$39,815
Goodwill	2,746,982
Identifiable intangible assets	175,000

Total assets acquired	$2,961,797

On November 2, 2009, the Company acquired certain assets from Parkwest Medical Center related to its residential mental health treatment program in Louisville, Tennessee (The Village). The purchase price was approximately $10. The Company incurred transaction costs of approximately $41,000, which were expensed as incurred. Assets acquired included personal property. The fair values of assets acquired at the acquisition date were as follows:

2009
THE VILLAGE
Fair value of assets acquired, excluding cash:
Vehicles	$40,980
Property, plant and equipment	59,005

Total assets acquired	$99,985

As the fair value of the consideration transferred was less than the fair value of the net assets acquired, in accordance with Accounting Standards Codification 805 (ASC 805), Business Combinations, the Company has accounted for the acquisition of The Village as a "Bargain Purchase" and has recorded a gain of approximately $99,985 for the year ended December 31, 2009 which is reflected in other gains in the consolidated statements of operations.

2011 Acquisition

On April 1, 2011, the Company acquired 100 percent of the equity interests of Youth and Family Centered Services, Inc. (YFCS). YFCS operates 13 behavioral health facilities across the United States. The preliminary value of the total consideration transferred is approximately $178.0 million, which represents the cash consideration paid at closing of $178.1 million less a working capital settlement of $0.1 million. The qualitative factors comprising goodwill include efficiencies derived through synergies expected by the elimination of certain redundant corporate functions and expenses, the ability to leverage call center referrals to a broader provider base, coordination of services provided across the combined network of facilities, achievement of operating efficiencies by benchmarking performance and applying best practices throughout the combined company.

Approximately $26.5 million of the goodwill associated with the YFCS acquisition is deductible for federal income tax purposes.

The preliminary fair values of assets acquired and liabilities assumed at the acquisition date, which are subject to revision as more detailed analysis is completed and additional information related to the fair value of property and equipment and other assets acquired and liabilities assumed becomes available, are as follows (in thousands):

Cash	$33
Accounts receivable	17,606
Prepaid expenses and other current assets	2,327
Deferred tax asset-current	1,935
Property and equipment	31,911
Goodwill	137,654
Intangible assets	19,421
Other long-term assets	2,219

Total assets acquired	213,106
Accounts payable	3,028
Accrued salaries and benefits	8,878
Other accrued expenses	2,952
Deferred tax liability—long-term	18,691
Other long-term liabilities	1,510

Total liabilities assumed	35,059

Net assets acquired	$178,047

To assist in financing the acquisition of YFCS, the Company entered into a new credit facility consisting of a term loan of $135,000,000 and a revolving credit facility of $30,000,000. On April 1, 2011, $10,000,000 was drawn on the revolving credit facility as part of the funding of the YFCS acquisition. Also in connection with the YFCS acquisition, the Company received approximately $52,544,000 as equity investment from Holdings.

Pro Forma Information

The consolidated statements of operations include the following net patient service revenue and income from continuing operations, before income taxes, for Atlanta, Acadiana and The Village for the periods denoted below:

	NET PATIENT SERVICE REVENUE	INCOME (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES
Atlanta actual from September 15, 2008 to December 31, 2008	$2,311,255	$(4,929)
Acadiana actual from March 5, 2009 to December 31, 2009	$2,646,957	$471,788
The Village actual from November 2, 2009 to December 31, 2009	$999,724	$(146,125)

The following table provides certain pro forma financial information for the Company as if the Atlanta, Acadiana and The Village acquisitions described above occurred as of January 1, 2008 and as if the YFCS acquisition described above occurred as of January 1, 2010:

	YEAR ENDED DECEMBER 31,
	2010	2009	2008
Net patient service revenue	$248,728,426	$56,546,150	$47,249,190

Income (loss) from continuing operations, before income taxes	$4,443,644	$1,057,711	$(2,272,996)